CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net (loss) / income	$ (3,822)	$ 13,176,164	$ 12,953,386
Adjustments to reconcile net (loss) / income to net cash provided by operating activities:
Depreciation	0	15,027,280	8,050,079
Amortization of intangibles	0	4,184,861	1,054,959
Amortization of financing costs	0	601,304	322,952
Share-based compensation	0	1,225,276	322,103
Changes in assets and liabilities:
Trade receivables	0	165,315	(653,265)
Prepaid expenses and other receivables	0	127,723	(616,012)
Due from related parties	0	(2,132,279)	(1,855,151)
Inventories	0	(337,318)	(1,232,576)
Other assets	0	0	(2,618)
Trade accounts payable	0	1,294,345	851,925
Accrued expenses	0	383,184	1,352,307
Due to related parties	3,822	(892,828)	93,612
Deferred income	0	(291,094)	1,237,708
Net Cash from Operating Activities	0	32,531,933	21,879,409
Cash Flows from Investing Activities:
Acquisition of vessels, attached intangibles and related capital expenditures	0	(62,413,713)	(328,521,029)
Other fixed assets acquired	0	(6,842)	(293,080)
Increase in restricted cash	0	0	(10,000,000)
Net Cash used in Investing Activities	0	(62,420,555)	(338,814,109)
Cash Flows from Financing Activities:
Proceeds from long-term debt	0	25,000,000	204,250,000
Proceeds from long-term loan from a related party	0	0	30,000,000
Repayment of long-term debt	0	(18,950,000)	(8,050,000)
Repayment of long-term loan from a related party	0	(1,000,000)	(15,000,000)
Payment of financing costs	0	(327,820)	(2,581,410)
Proceeds from the issuance of common shares	0	28,539,005	123,182,340
Proceeds from the issuance of preferred shares	0	38,499,990	0
Payment of other offering costs	0	(573,493)	(467,475)
Redemption of preferred shares	0	(20,779,230)	0
Dividends paid on common shares	0	(19,758,523)	(7,248,600)
Dividends paid on preferred shares	0	(770,010)	0
Net Cash from Financing Activities	0	29,879,919	324,084,855
Net increase / (decrease) in cash and cash equivalents	0	(8,703)	7,150,155
Cash and cash equivalents at the beginning of the period / year	0	7,150,155	0
Cash and cash equivalents at the end of the period / year	0	7,141,452	7,150,155
Supplemental disclosure of cash flow information
Cash paid during the period / year for interest	0	7,221,373	3,281,283
Non cash Financing and Investing activities:
Dividends on preferred shares	0	468,506	0
Non-cash financing activities (represent offering costs)	425,142	0	1,070,763
Fair value consideration of shares issued for vessels acquisitions	$ 0	$ 0	$ 54,454,373